FINANCIAL INSTRUMENTS - Activity of Interest Rate Swap Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Deferred tax (expense) benefit on change in fair value of the interest rate swap agreements designated as hedging instruments recognized in OCI	$ (577,000)	$ 658,000	$ 359,000
Interest rate swap agreements
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) from change in fair value of the interest rate swap agreements designated as hedging instruments recognized in OCI	2,383,000	(2,685,000)
Deferred tax (expense) benefit on change in fair value of the interest rate swap agreements designated as hedging instruments recognized in OCI	(577,000)	658,000
Interest rate swap agreements | Reserve for cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness recognized in earnings	$ 0	$ 0